UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2014

DATE OF REPORTING PERIOD: January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (57.8%)
	Consumer Discretionary (10.3%)
1,603,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	$1,554,910
322,000	Brunswick Corp.µ* 4.625%, 05/15/21	305,699
274,000	Claire’s Stores, Inc.^* 7.750%, 06/01/20	238,380
1,007,000	Cogeco Cable, Inc.µ* 4.875%, 05/01/20	986,860
5,504,000	Cooper Tire & Rubber Company^µ 8.000%, 12/15/19	6,026,880
5,794,000	Dana Holding Corp.^µ 6.750%, 02/15/21	6,268,384
	DISH DBS Corp.µ
6,162,000	5.125%, 05/01/20	6,173,554
5,236,000	7.875%, 09/01/19	5,982,130
3,947,000	Dufry Finance, SCAµ* 5.500%, 10/15/20	4,075,277
2,788,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	2,850,730
838,000	Goodyear Tire & Rubber Company^µ 8.250%, 08/15/20	932,799
4,431,000	Hasbro, Inc.^µ 6.600%, 07/15/28	4,872,394
	Icahn Enterprises, LP*
3,801,000	5.875%, 02/01/22	3,777,244
2,127,000	6.000%, 08/01/20	2,185,493
499,000	4.875%, 03/15/19	498,376
4,269,000	Jaguar Land Rover Automotive, PLCµ* 8.125%, 05/15/21	4,861,324
	L Brands, Inc.µ
2,417,000	7.600%, 07/15/37	2,447,212
697,000	6.950%, 03/01/33^	690,030
604,000	Lear Corp.µ* 4.750%, 01/15/23	576,820
1,325,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	1,410,297
	Meritage Homes Corp.µ
3,303,000	7.150%, 04/15/20	3,608,527
1,760,000	7.000%, 04/01/22^	1,887,600
1,692,000	NCL Corp. Ltd- Class C^ 5.000%, 02/15/18	1,757,565
	Neiman Marcus Group LTD, LLC*
600,000	8.750%, 10/15/21^	631,500
479,000	8.000%, 10/15/21	502,651
2,622,000	Netflix, Inc.µ* 5.375%, 02/01/21	2,664,607
5,236,000	Outerwall, Inc.µ 6.000%, 03/15/19	5,399,625
959,000	Quiksilver, Inc. / QS Wholesale, Inc.^µ* 7.875%, 08/01/18	1,044,711
2,421,000	Royal Caribbean Cruises, Ltd.^µ 7.500%, 10/15/27	2,588,957
	Ryland Group, Inc.µ
4,833,000	6.625%, 05/01/20	5,192,454
1,353,000	5.375%, 10/01/22	1,304,799
	Sally Holdings, LLC / Sally Capital, Inc.µ
1,861,000	5.750%, 06/01/22^	1,894,731

PRINCIPAL AMOUNT		VALUE

947,000	5.500%, 11/01/23	$936,346
	Service Corp. Internationalµ
3,424,000	7.500%, 04/01/27	3,642,280
2,231,000	5.375%, 01/15/22*	2,265,859
2,642,000	Six Flags Entertainment Corp.µ* 5.250%, 01/15/21	2,620,534
2,595,000	Taylor Morrison Communities, Inc.µ* 5.250%, 04/15/21	2,534,991
	Toll Brothers Finance Corp.
3,222,000	5.625%, 01/15/24^	3,248,179
1,087,000	4.000%, 12/31/18µ	1,105,343
3,383,000	Viking Cruises, Ltd.* 8.500%, 10/15/22	3,852,391

		105,398,443

	Consumer Staples (2.8%)
967,000	Alphabet Holding Company, Inc.* 7.750%, 11/01/17	1,002,054
3,303,000	Fidelity & Guaranty Life Holdings, Inc.µ* 6.375%, 04/01/21	3,451,635
5,297,000	JBS USA, LLCµ* 7.250%, 06/01/21	5,548,607
4,833,000	Land O’Lakes, Inc.µ* 6.000%, 11/15/22	5,008,196
	Post Holdings, Inc.µ
8,398,000	7.375%, 02/15/22^	8,943,870
387,000	7.375%, 02/15/22*	412,397
2,900,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	3,068,562
1,450,000	Wells Enterprises, Inc.µ* 6.750%, 02/01/20	1,491,688

		28,927,009

	Energy (12.5%)
3,006,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	3,220,177
2,417,000	Berry Petroleum Company 6.375%, 09/15/22	2,462,319
2,417,000	Bonanza Creek Energy, Inc. 6.750%, 04/15/21	2,531,807
1,676,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp. 7.875%, 04/15/22	1,790,178
3,182,000	Bristow Group, Inc.µ 6.250%, 10/15/22	3,374,909
2,618,000	Calfrac Holdings, LPµ* 7.500%, 12/01/20	2,724,356
	Calumet Specialty Products Partners, LP
2,658,000	7.625%, 01/15/22	2,812,496
479,000	9.375%, 05/01/19µ	532,289
	Calumet Specialty Products, LPµ
2,107,000	9.375%, 05/01/19	2,338,770
1,611,000	9.625%, 08/01/20	1,831,506
	Carrizo Oil & Gas, Inc.µ
3,947,000	7.500%, 09/15/20	4,321,965
3,009,000	8.625%, 10/15/18	3,257,242
1,345,000	Chesapeake Oilfield Operating, LLCµ 6.625%, 11/15/19	1,419,816
6,444,000	Cimarex Energy Company^µ 5.875%, 05/01/22	6,907,162

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

6,203,000	Drill Rigs Holdings, Inc.^µ* 6.500%, 10/01/17	$6,644,964
2,819,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	2,822,524
2,014,000	EPL Oil & Gas, Inc.µ 8.250%, 02/15/18	2,172,603
532,000	Forum Energy Technologies, Inc.µ* 6.250%, 10/01/21	560,595
6,042,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	6,109,972
5,832,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	6,298,560
4,028,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	4,224,365
5,236,000	Laredo Petroleum, Inc. 7.375%, 05/01/22	5,769,417
	Linn Energy, LLCµ
4,028,000	8.625%, 04/15/20^	4,380,450
2,417,000	7.000%, 11/01/19*^	2,457,787
1,611,000	7.750%, 02/01/21	1,708,667
806,000	6.500%, 05/15/19	829,173
1,289,000	Midstates Petroleum Company, Inc. / Midstates Petroleum Company, LLC 10.750%, 10/01/20	1,403,399
	Oasis Petroleum, Inc.µ
3,754,000	6.500%, 11/01/21	4,014,434
1,208,000	6.875%, 01/15/23	1,300,110
2,070,000	Pacific Drilling, SA* 5.375%, 06/01/20	2,073,881
2,241,000	Petroleum Geo-Services, ASAµ* 7.375%, 12/15/18	2,406,274
1,776,000	Pioneer Energy Services Corp.µ 9.875%, 03/15/18	1,879,230
5,236,000	SEACOR Holdings, Inc.^µ 7.375%, 10/01/19	5,762,872
2,014,000	SESI, LLC^µ 7.125%, 12/15/21	2,233,023
3,061,000	SM Energy Companyµ 6.500%, 11/15/21	3,265,704
3,544,000	Swift Energy Companyµ 8.875%, 01/15/20	3,767,715
3,263,000	Trinidad Drilling, Ltd.^* 7.875%, 01/15/19	3,501,607
8,619,000	W&T Offshore, Inc.^µ 8.500%, 06/15/19	9,222,330
2,505,000	Western Refining, Inc.µ 6.250%, 04/01/21	2,555,100

		126,889,748

	Financials (2.5%)
2,364,000	AON Corp.µ 8.205%, 01/01/27	2,890,203
1,128,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	1,170,300
1,788,000	iStar Financial, Inc.µ 4.875%, 07/01/18	1,803,645
3,907,000	Jefferies Finance, LLCµ* 7.375%, 04/01/20	4,104,792
2,819,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.µ* 8.250%, 10/15/18	2,926,474
2,086,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	1,969,966

PRINCIPAL AMOUNT		VALUE

5,236,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	$5,523,980
	Nuveen Investments, Inc.*
2,578,000	9.500%, 10/15/20^	2,660,174
2,578,000	9.125%, 10/15/17µ	2,642,450

		25,691,984

	Health Care (6.7%)
2,981,000	Alere, Inc. 6.500%, 06/15/20	3,083,472
	Community Health Systems, Inc.
8,700,000	7.125%, 07/15/20µ	9,303,562
1,228,000	6.875%, 02/01/22*	1,262,538
5,582,000	DaVita HealthCare Partners, Inc.^µ 6.625%, 11/01/20	6,007,628
	Endo Health Solutions, Inc.
5,397,000	7.000%, 12/15/20	5,771,417
1,208,000	7.000%, 07/15/19	1,291,805
	HCA Holdings, Inc.µ
1,712,000	6.250%, 02/15/21	1,824,350
1,611,000	5.875%, 05/01/23	1,642,213
7,814,000	HCA, Inc.^µ 7.750%, 05/15/21	8,566,097
7,254,000	Hologic, Inc.µ 6.250%, 08/01/20	7,594,031
1,450,000	Salix Pharmaceuticals, Ltd.* 6.000%, 01/15/21	1,516,156
4,833,000	Teleflex, Inc.µ 6.875%, 06/01/19	5,095,794
5,518,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	5,769,759
	Valeant Pharmaceuticals International, Inc.^µ*
6,042,000	7.000%, 10/01/20	6,532,913
1,853,000	7.250%, 07/15/22	2,020,928
886,000	VPII Escrow Corp.* 6.750%, 08/15/18	973,493

		68,256,156

	Industrials (8.0%)
4,229,000	ACCO Brands Corp.^µ 6.750%, 04/30/20	4,207,855
7,653,000	Belden, Inc.µ* 5.500%, 09/01/22	7,514,289
2,316,000	Clean Harbors, Inc.^ 5.125%, 06/01/21	2,321,790
5,639,000	Deluxe Corp.µ 6.000%, 11/15/20	5,839,889
2,594,000	Digitalglobe, Inc.µ* 5.250%, 02/01/21	2,556,711
5,017,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	5,299,206
2,513,000	Edgen Murray Corp.* 8.750%, 11/01/20	2,908,798
2,167,000	Garda World Security Corp.* 7.250%, 11/15/21	2,236,073
2,558,000	GrafTech International, Ltd.^ 6.375%, 11/15/20	2,641,135
4,479,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	4,879,311
2,819,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	3,187,232
1,305,000	Meritor, Inc.µ 6.750%, 06/15/21	1,364,541
2,707,000	Navistar International Corp.µ 8.250%, 11/01/21	2,796,669

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,534,000	Nortek, Inc.µ 8.500%, 04/15/21	$1,698,905
6,231,000	Rexel, SAµ* 6.125%, 12/15/19	6,523,078
	Terex Corp.µ
4,398,000	6.000%, 05/15/21	4,571,171
419,000	6.500%, 04/01/20	450,949
2,014,000	Titan International, Inc.µ* 6.875%, 10/01/20	2,129,805
	TransDigm, Inc.µ
2,135,000	5.500%, 10/15/20	2,120,322
1,573,000	7.750%, 12/15/18	1,685,076
1,966,000	Triumph Group, Inc.µ 4.875%, 04/01/21	1,921,765
2,094,000	United Continental Holdings, Inc.^µ 6.375%, 06/01/18	2,200,009
	United Rentals North America, Inc.µ
5,236,000	7.625%, 04/15/22	5,906,862
4,431,000	6.125%, 06/15/23	4,597,163

		81,558,604

	Information Technology (6.8%)
886,000	ACI Worldwide, Inc.µ* 6.375%, 08/15/20	914,795
3,061,000	Activision Blizzard, Inc.µ* 5.625%, 09/15/21	3,171,961
	Amkor Technology, Inc.µ
2,989,000	6.375%, 10/01/22^	3,069,329
2,368,000	6.625%, 06/01/21	2,477,520
7,151,000	Black Knight InfoServ, LLC 5.750%, 04/15/23	7,541,016
1,130,000	ConvaTec Finance International, SA* 8.250%, 01/15/19	1,167,431
1,853,000	Equinix, Inc.µ 5.375%, 04/01/23	1,822,889
6,444,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	7,285,747
6,444,000	J2 Global, Inc.^µ 8.000%, 08/01/20	6,947,437
2,716,000	Magnachip Semiconductor, Inc.µ 6.625%, 07/15/21	2,788,993
8,909,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	8,730,820
	NXP Semiconductors, NVµ*
1,611,000	5.750%, 02/15/21	1,671,413
644,000	5.750%, 03/15/23	646,415
6,428,000	Sanmina Corp.µ* 7.000%, 05/15/19	6,841,802
4,080,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	4,284,000
3,142,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,318,738
4,833,000	Viasystems, Inc.µ* 7.875%, 05/01/19	5,174,331
1,665,000	WEX, Inc.µ* 4.750%, 02/01/23	1,531,800

		69,386,437

	Materials (3.9%)
1,288,000	Chemtura Corp.µ 5.750%, 07/15/21	1,318,590
7,250,000	FMG Resources^* 8.250%, 11/01/19	8,011,250

PRINCIPAL AMOUNT		VALUE

2,618,000	FQM (Akubra), Inc.µ* 8.750%, 06/01/20	$2,986,156
5,542,000	Greif, Inc.µ 7.750%, 08/01/19	6,304,025
2,256,000	INEOS Group Holdings, SA^* 6.125%, 08/15/18	2,319,450
	New Gold, Inc.µ*
4,431,000	7.000%, 04/15/20	4,527,928
1,200,000	6.250%, 11/15/22	1,156,500
2,135,000	PH Glatfelter Companyµ 5.375%, 10/15/20	2,151,012
	Sealed Air Corp.µ*
1,829,000	6.500%, 12/01/20	1,974,177
1,047,000	5.250%, 04/01/23	1,035,876
5,156,000	Trinseo Op/ Trinseo Finance, Inc.^* 8.750%, 02/01/19	5,291,345
2,505,000	United States Steel Corp.^ 6.875%, 04/01/21	2,644,341

		39,720,650

	Telecommunication Services (2.7%)
4,169,000	Brightstar Corp.* 7.250%, 08/01/18	4,499,914
1,977,000	CenturyLink, Inc.µ 6.750%, 12/01/23	2,018,823
2,589,000	Frontier Communications Corp.µ 7.625%, 04/15/24	2,572,819
	Intelsat, SA*
5,107,000	7.750%, 06/01/21	5,493,217
371,000	8.125%, 06/01/23^	402,999
4,543,000	MetroPCS Wireless, Inc.* 6.625%, 04/01/23	4,713,363
2,135,000	SBA Communications Corp.µ 5.625%, 10/01/19	2,207,056
	Sprint Corp.*
2,936,000	7.875%, 09/15/23µ	3,137,850
1,361,000	7.125%, 06/15/24	1,375,461
951,000	7.250%, 09/15/21µ	1,025,891

		27,447,393

	Utilities (1.6%)
3,262,000	AES Corp.^µ 7.375%, 07/01/21	3,616,742
4,652,000	AmeriGas Finance Corp.^µ 7.000%, 05/20/22	5,059,050
	Calpine Corp.*
3,383,000	7.875%, 07/31/20	3,708,614
2,414,000	7.875%, 01/15/23	2,665,961
1,056,000	7.500%, 02/15/21	1,156,980

		16,207,347

	TOTAL CORPORATE BONDS (Cost $565,176,011)	589,483,771

CONVERTIBLE BONDS (45.5%)
	Consumer Discretionary (9.0%)
	Iconix Brand Group, Inc.
6,400,000	1.500%, 03/15/18µ*	8,392,864
2,200,000	2.500%, 06/01/16	2,880,086
	Jarden Corp.
6,800,000	1.500%, 06/15/19µ*	8,266,454
5,817,000	1.875%, 09/15/18	8,151,391
2,650,000	KB Home^µ 1.375%, 02/01/19	2,761,512

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

19,150,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)µ*§ 0.750%, 03/30/43	$23,243,121
5,699,000	Liberty Media Corp.µ* 1.375%, 10/15/23	5,302,321
11,800,000	MGM Resorts International^µ 4.250%, 04/15/15	16,611,627
6,552,000	Priceline.com, Inc.^µ 1.000%, 03/15/18	9,026,363
5,600,000	Standard Pacific Corp.µ 1.250%, 08/01/32	7,273,308

		91,909,047

	Energy (1.4%)
11,000,000	Chesapeake Energy Corp.^µ 2.250%, 12/15/38	10,258,765
3,700,000	Energy XXI Bermuda, Ltd.* 3.000%, 12/15/18	3,535,480

		13,794,245

	Financials (4.7%)
	Ares Capital Corp.^µ
8,200,000	4.750%, 01/15/18	8,796,386
4,500,000	5.750%, 02/01/16	4,875,930
4,000,000	IAS Operating Partnership, LP^* 5.000%, 03/15/18	3,813,140
1,382,000	Jefferies Group, Inc.µ 3.875%, 11/01/29	1,469,004
	MGIC Investment Corp.
6,100,000	5.000%, 05/01/17	6,995,998
5,000,000	2.000%, 04/01/20	6,995,725
3,408,000	Portfolio Recovery Associates, Inc.µ* 3.000%, 08/01/20	3,690,711
5,500,000	ProLogis, LP^ 3.250%, 03/15/15	6,300,992
4,600,000	Starwood Property Trust, Inc. 4.550%, 03/01/18	5,272,336

		48,210,222

	Health Care (9.3%)
	BioMarin Pharmaceutical, Inc.µ
4,177,000	0.750%, 10/15/18	4,476,282
3,975,000	1.500%, 10/15/20	4,315,439
13,750,000	Cubist Pharmaceuticals, Inc.^µ* 1.875%, 09/01/20	16,298,425
3,500,000	Emergent Biosolutions, Inc.* 2.875%, 01/15/21	3,666,250
2,509,000	Fluidigm Corp. 2.750%, 02/01/34	2,772,445
5,400,000	Hologic, Inc.^µ‡ 2.000%, 12/15/37	6,181,488
2,985,000	Illumina, Inc.^µ* 0.250%, 03/15/16	5,495,325
1,610,000	Incyte Corp, Ltd.µ* 1.250%, 11/15/20	2,343,822
2,000,000	Medicines Companyµ 1.375%, 06/01/17	2,783,400
6,343,000	Medidata Solutions, Inc.^µ* 1.000%, 08/01/18	8,360,518
6,494,000	Molina Healthcare, Inc.µ* 1.125%, 01/15/20	7,030,015
6,200,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	9,958,099

PRINCIPAL AMOUNT		VALUE

3,200,000	Vivus, Inc.µ* 4.500%, 05/01/20	$2,510,000
14,400,000	WellPoint, Inc.^ 2.750%, 10/15/42	18,722,016

		94,913,524

	Industrials (3.2%)
4,808,000	Air Lease Corp.^ 3.875%, 12/01/18	6,615,183
4,350,000	Alliant Techsystems, Inc.µ 3.000%, 08/15/24	8,171,910
1,750,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	2,232,493
11,700,000	Trinity Industries, Inc.^ 3.875%, 06/01/36	15,993,139

		33,012,725

	Information Technology (15.3%)
3,700,000	Cardtronics, Inc.µ* 1.000%, 12/01/20	3,503,345
7,200,000	Concur Technologies, Inc.^* 0.500%, 06/15/18	9,280,116
3,850,000	Cornerstone OnDemand, Inc.µ* 1.500%, 07/01/18	4,860,933
850,000	Electronic Arts, Inc.^ 0.750%, 07/15/16	945,612
4,900,000	Finisar Corp.* 0.500%, 12/15/33	5,233,347
6,900,000	InvenSense, Inc.µ* 1.750%, 11/01/18	7,858,514
9,700,000	JDS Uniphase Corp.^* 0.625%, 08/15/33	9,941,578
11,000,000	Mentor Graphics Corp.µ 4.000%, 04/01/31	13,354,990
11,100,000	Micron Technology, Inc.µ 1.875%, 06/01/14	17,901,247
7,200,000	Netsuite, Inc.^* 0.250%, 06/01/18	8,076,924
3,700,000	NVIDIA Corp.* 1.000%, 12/01/18	3,767,451
4,100,000	Salesforce.com, Inc.^µ* 0.250%, 04/01/18	4,732,917
28,000,000	SanDisk Corp.^µ* 0.500%, 10/15/20	27,920,200
10,500,000	ServiceNow, Inc.* 0.000%, 11/01/18	11,378,482
7,000,000	SINA Corp.* 1.000%, 12/01/18	6,503,700
1,750,000	SunEdison, Inc.* 2.000%, 10/01/18	2,083,174
7,500,000	Take-Two Interactive Software, Inc.µ 1.000%, 07/01/18	8,437,838
	Workday, Inc.*
3,850,000	1.500%, 07/15/20	4,918,895
3,850,000	0.750%, 07/15/18	4,790,671

		155,489,934

	Materials (2.6%)
8,700,000	Cemex SAB de CV 4.875%, 03/15/15	10,521,867
5,900,000	Glencore Finance Europe, SAµ 5.000%, 12/31/14	6,576,782
	RTI International Metals, Inc.µ
3,200,000	1.625%, 10/15/19	3,252,384
2,900,000	3.000%, 12/01/15	3,147,500

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,900,000	Steel Dynamics, Inc.^µ 5.125%, 06/15/14	$3,073,638

		26,572,171

	TOTAL CONVERTIBLE BONDS (Cost $420,642,605)	463,901,868

U.S. GOVERNMENT AND AGENCY SECURITIES (0.1%)
	United States Treasury Note~
604,000	0.125%, 12/31/14	604,023
564,000	0.625%, 07/15/14	565,399

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $1,169,217)	1,169,422

SYNTHETIC CONVERTIBLE SECURITIES (16.4%) ¤
Corporate Bonds (13.9%)
	Consumer Discretionary (2.5%)
387,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	375,390
78,000	Brunswick Corp.µ* 4.625%, 05/15/21	74,051
66,000	Claire’s Stores, Inc.^* 7.750%, 06/01/20	57,420
243,000	Cogeco Cable, Inc.µ* 4.875%, 05/01/20	238,140
1,329,000	Cooper Tire & Rubber Company^µ 8.000%, 12/15/19	1,455,255
1,398,000	Dana Holding Corp.^µ 6.750%, 02/15/21	1,512,461
	DISH DBS Corp.µ
1,488,000	5.125%, 05/01/20	1,490,790
1,264,000	7.875%, 09/01/19	1,444,120
953,000	Dufry Finance, SCAµ* 5.500%, 10/15/20	983,972
673,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	688,142
202,000	Goodyear Tire & Rubber Company^µ 8.250%, 08/15/20	224,851
1,069,000	Hasbro, Inc.^µ 6.600%, 07/15/28	1,175,488
	Icahn Enterprises, LP*
917,000	5.875%, 02/01/22	911,269
513,000	6.000%, 08/01/20	527,108
121,000	4.875%, 03/15/19	120,849
1,031,000	Jaguar Land Rover Automotive, PLCµ* 8.125%, 05/15/21	1,174,051
	L Brands, Inc.µ
583,000	7.600%, 07/15/37	590,287
168,000	6.950%, 03/01/33^	166,320
146,000	Lear Corp.µ* 4.750%, 01/15/23	139,430
320,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	340,600
	Meritage Homes Corp.µ
797,000	7.150%, 04/15/20	870,722
425,000	7.000%, 04/01/22^	455,813
408,000	NCL Corp. Ltd- Class C^ 5.000%, 02/15/18	423,810

PRINCIPAL AMOUNT		VALUE

	Neiman Marcus Group LTD, LLC*
145,000	8.750%, 10/15/21^	$152,613
116,000	8.000%, 10/15/21	121,728
633,000	Netflix, Inc.µ 5.375%, 02/01/21	643,286
1,264,000	Outerwall, Inc.µ 6.000%, 03/15/19	1,303,500
231,000	Quiksilver, Inc. / QS Wholesale, Inc.^µ* 7.875%, 08/01/18	251,646
584,000	Royal Caribbean Cruises, Ltd.^µ 7.500%, 10/15/27	624,515
	Ryland Group, Inc.µ
1,167,000	6.625%, 05/01/20	1,253,796
327,000	5.375%, 10/01/22	315,351
	Sally Holdings, LLC / Sally Capital, Inc.µ
449,000	5.750%, 06/01/22^	457,138
228,000	5.500%, 11/01/23	225,435
	Service Corp. Internationalµ
826,000	7.500%, 04/01/27	878,657
539,000	5.375%, 01/15/22*	547,422
638,000	Six Flags Entertainment Corp.µ* 5.250%, 01/15/21	632,816
627,000	Taylor Morrison Communities, Inc.µ* 5.250%, 04/15/21	612,501
	Toll Brothers Finance Corp.
778,000	5.625%, 01/15/24^	784,321
263,000	4.000%, 12/31/18µ	267,438
817,000	Viking Cruises, Ltd.* 8.500%, 10/15/22	930,359

		25,442,861

	Consumer Staples (0.7%)
233,000	Alphabet Holding Company, Inc.* 7.750%, 11/01/17	241,446
797,000	Fidelity & Guaranty Life Holdings, Inc.µ* 6.375%, 04/01/21	832,865
1,278,000	JBS USA, LLCµ* 7.250%, 06/01/21	1,338,705
1,167,000	Land O’ Lakes, Inc.µ* 6.000%, 11/15/22	1,209,304
	Post Holdings, Inc.µ
2,027,000	7.375%, 02/15/22^	2,158,755
93,000	7.375%, 02/15/22*	99,103
700,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	740,687
350,000	Wells Enterprises, Inc.µ* 6.750%, 02/01/20	360,063

		6,980,928

	Energy (3.0%)
726,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	777,727
583,000	Berry Petroleum Company 6.375%, 09/15/22	593,931
583,000	Bonanza Creek Energy, Inc. 6.750%, 04/15/21	610,693
404,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp. 7.875%, 04/15/22	431,523
768,000	Bristow Group, Inc.µ 6.250%, 10/15/22	814,560

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

632,000	Calfrac Holdings, LPµ* 7.500%, 12/01/20	$657,675
642,000	Calumet Specialty Products Partners, LP 7.625%, 01/15/22	679,316
	Calumet Specialty Products, LPµ
624,000	9.375%, 05/01/19	692,785
389,000	9.625%, 08/01/20	442,244
	Carrizo Oil & Gas, Inc.µ
953,000	7.500%, 09/15/20	1,043,535
726,000	8.625%, 10/15/18	785,895
325,000	Chesapeake Oilfield Operating, LLCµ 6.625%, 11/15/19	343,078
1,556,000	Cimarex Energy Company^µ 5.875%, 05/01/22	1,667,837
1,497,000	Drill Rigs Holdings, Inc.^µ* 6.500%, 10/01/17	1,603,661
681,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	681,851
486,000	EPL OIl & Gas, Inc.µ 8.250%, 02/15/18	524,273
128,000	Forum Energy Technologies, Inc.µ* 6.250%, 10/01/21	134,880
1,458,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	1,474,402
1,408,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	1,520,640
972,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	1,019,385
1,264,000	Laredo Petroleum, Inc. 7.375%, 05/01/22	1,392,770
	Linn Energy, LLCµ
972,000	8.625%, 04/15/20^	1,057,050
583,000	7.000%, 11/01/19*^	592,838
389,000	7.750%, 02/01/21	412,583
194,000	6.500%, 05/15/19	199,578
311,000	Midstates Petroleum Company, Inc. / Midstates Petroleum Company, LLC 10.750%, 10/01/20	338,601
	Oasis Petroleum, Inc.µ
906,000	6.500%, 11/01/21	968,854
292,000	6.875%, 01/15/23	314,265
500,000	Pacific Drilling, SA* 5.375%, 06/01/20	500,938
541,000	Petroleum Geo-Services, ASAµ* 7.375%, 12/15/18	580,899
429,000	Pioneer Energy Services Corp.µ 9.875%, 03/15/18	453,936
1,264,000	SEACOR Holdings, Inc.^µ 7.375%, 10/01/19	1,391,190
486,000	SESI, LLC^µ 7.125%, 12/15/21	538,853
739,000	SM Energy Companyµ 6.500%, 11/15/21	788,421
856,000	Swift Energy Companyµ 8.875%, 01/15/20	910,035
788,000	Trinidad Drilling, Ltd.^* 7.875%, 01/15/19	845,622
2,081,000	W&T Offshore, Inc.^µ 8.500%, 06/15/19	2,226,670
605,000	Western Refining, Inc.µ 6.250%, 04/01/21	617,100

		30,630,094

PRINCIPAL AMOUNT		VALUE

	Financials (0.6%)
571,000	AON Corp.µ 8.205%, 01/01/27	$698,099
272,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	282,200
432,000	iStar Financial, Inc.µ 4.875%, 07/01/18	435,780
943,000	Jefferies Finance, LLCµ* 7.375%, 04/01/20	990,740
681,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.µ* 8.250%, 10/15/18	706,963
504,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	475,965
1,264,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	1,333,520
	Nuveen Investments, Inc.*
622,000	9.500%, 10/15/20^	641,826
622,000	9.125%, 10/15/17µ	637,550

		6,202,643

	Health Care (1.6%)
719,000	Alere, Inc. 6.500%, 06/15/20	743,716
	Community Health Systems, Inc.
2,100,000	7.125%, 07/15/20µ	2,245,687
297,000	6.875%, 02/01/22*	305,353
1,348,000	DaVita HealthCare Partners, Inc.µ 6.625%, 11/01/20	1,450,785
	Endo Health Solutions, Inc.
1,303,000	7.000%, 12/15/20	1,393,396
292,000	7.000%, 07/15/19	312,258
	HCA Holdings, Inc.µ
413,000	6.250%, 02/15/21	440,103
389,000	5.875%, 05/01/23	396,537
1,886,000	HCA, Inc.^µ 7.750%, 05/15/21	2,067,527
1,751,000	Hologic, Inc.µ 6.250%, 08/01/20	1,833,078
350,000	Salix Pharmaceuticals, Ltd.* 6.000%, 01/15/21	365,969
1,167,000	Teleflex, Inc.µ 6.875%, 06/01/19	1,230,456
1,332,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	1,392,772
	Valeant Pharmaceuticals International, Inc.^µ*
1,458,000	7.000%, 10/01/20	1,576,462
447,000	7.250%, 07/15/22	487,509
214,000	VPII Escrow Corp.* 6.750%, 08/15/18	235,133

		16,476,741

	Industrials (1.9%)
1,021,000	ACCO Brands Corp.^µ 6.750%, 04/30/20	1,015,895
1,847,000	Belden, Inc.µ* 5.500%, 09/01/22	1,813,523
559,000	Clean Harbors, Inc.^ 5.125%, 06/01/21	560,398
1,361,000	Deluxe Corp.µ 6.000%, 11/15/20	1,409,486
626,000	Digitalglobe, Inc.µ* 5.250%, 02/01/21	617,001

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,211,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	$1,279,119
607,000	Edgen Murray Corp.* 8.750%, 11/01/20	702,602
523,000	Garda World Security Corp.* 7.250%, 11/15/21	539,671
617,000	GrafTech International, Ltd.^ 6.375%, 11/15/20	637,053
1,081,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	1,177,614
681,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	769,956
315,000	Meritor, Inc.µ 6.750%, 06/15/21	329,372
653,000	Navistar International Corp.µ 8.250%, 11/01/21	674,631
370,000	Nortek, Inc.µ 8.500%, 04/15/21	409,775
1,504,000	Rexel, SAµ* 6.125%, 12/15/19	1,574,500
	Terex Corp.µ
1,062,000	6.000%, 05/15/21	1,103,816
101,000	6.500%, 04/01/20	108,701
486,000	Titan International, Inc.µ* 6.875%, 10/01/20	513,945
	TransDigm, Inc.µ
515,000	5.500%, 10/15/20	511,459
380,000	7.750%, 12/15/18	407,075
474,000	Triumph Group, Inc.µ 4.875%, 04/01/21	463,335
506,000	United Continental Holdings, Inc.^µ 6.375%, 06/01/18	531,616
	United Rentals North America, Inc.µ
1,264,000	7.625%, 04/15/22	1,425,950
1,069,000	6.125%, 06/15/23	1,109,087

		19,685,580

	Information Technology (1.6%)
214,000	ACI Worldwide, Inc.µ* 6.375%, 08/15/20	220,955
739,000	Activision Blizzard, Inc.µ* 5.625%, 09/15/21	765,789
	Amkor Technology, Inc.µ
721,000	6.375%, 10/01/22	740,377
571,000	6.625%, 06/01/21	597,409
1,726,000	Black Knight InfoServ, LLC 5.750%, 04/15/23	1,820,136
273,000	ConvaTec Finance International, SA* 8.250%, 01/15/19	282,043
447,000	Equinix, Inc.µ 5.375%, 04/01/23	439,736
1,556,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	1,759,252
1,556,000	J2 Global, Inc.^µ 8.000%, 08/01/20	1,677,562
656,000	Magnachip Semiconductor, Inc.µ 6.625%, 07/15/21	673,630
2,151,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	2,107,980
	NXP Semiconductors, NVµ*
389,000	5.750%, 02/15/21	403,588
156,000	5.750%, 03/15/23	156,585

PRINCIPAL AMOUNT		VALUE

1,552,000	Sanmina Corp.µ* 7.000%, 05/15/19	$1,651,910
985,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	1,034,250
758,000	ViaSat, Inc.µ 6.875%, 06/15/20	800,638
1,167,000	Viasystems, Inc.µ* 7.875%, 05/01/19	1,249,419
402,000	WEX, Inc.µ* 4.750%, 02/01/23	369,840

		16,751,099

	Materials (0.9%)
311,000	Chemtura Corp.µ 5.750%, 07/15/21	318,386
1,750,000	FMG Resources^* 8.250%, 11/01/19	1,933,750
632,000	FQM (Akubra), Inc.µ* 8.750%, 06/01/20	720,875
1,338,000	Greif, Inc.µ 7.750%, 08/01/19	1,521,975
544,000	INEOS Group Holdings, SA^* 6.125%, 08/15/18	559,300
	New Gold, Inc.µ*
1,069,000	7.000%, 04/15/20	1,092,384
290,000	6.250%, 11/15/22	279,488
515,000	PH Glatfelter Companyµ 5.375%, 10/15/20	518,863
	Sealed Air Corp.µ*
441,000	6.500%, 12/01/20	476,004
253,000	5.250%, 04/01/23	250,312
1,244,000	Trinseo Op/ Trinseo Finance, Inc.^* 8.750%, 02/01/19	1,276,655
605,000	United States Steel Corp.^ 6.875%, 04/01/21	638,653

		9,586,645

	Telecommunication Services (0.7%)
1,006,000	Brightstar Corp.* 7.250%, 08/01/18	1,085,851
477,000	CenturyLink, Inc.µ 6.750%, 12/01/23	487,091
625,000	Frontier Communications Corp.µ 7.625%, 04/15/24	621,094
	Intelsat, SA*
1,233,000	7.750%, 06/01/21	1,326,246
89,000	8.125%, 06/01/23^	96,676
1,097,000	MetroPCS Wireless, Inc.* 6.625%, 04/01/23	1,138,137
515,000	SBA Communications Corp.µ
	5.625%, 10/01/19	532,381
	Sprint Corp.*
709,000	7.875%, 09/15/23µ	757,744
329,000	7.125%, 06/15/24	332,496
229,000	7.250%, 09/15/21µ	247,034

		6,624,750

	Utilities (0.4%)
788,000	AES Corp.µ 7.375%, 07/01/21	873,695
1,123,000	AmeriGas Finance Corp.^µ 7.000%, 05/20/22	1,221,263
	Calpine Corp.*
817,000	7.875%, 07/31/20	895,636
583,000	7.875%, 01/15/23	643,851

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

255,000	7.500%, 02/15/21	$279,384

		3,913,829

	TOTAL CORPORATE BONDS	142,295,170

U.S. Government and Agency Securities (0.0%)
	United States Treasury Note~
146,000	0.125%, 12/31/14	146,006
136,000	0.625%, 07/15/14	136,337

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	282,343

NUMBER OF CONTRACTS		VALUE
Purchased Options (2.5%) #
	Consumer Discretionary (0.2%)
1,990	Lennar Corp. Call, 01/17/15, Strike $37.00	1,378,075
575	Michael Kors Holdings, Ltd. Call, 01/17/15, Strike $82.50	595,125

		1,973,200

	Energy (0.2%)
822	Continental Resources, Inc. Call, 01/17/15, Strike $105.00	1,491,930

	Health Care (1.6%)
630	Celgene Corp. Call, 01/17/15, Strike $135.00	2,000,250
	Gilead Sciences, Inc.
4,300	Call, 01/17/15, Strike $72.50	6,890,750
1,500	Call, 01/17/15, Strike $60.00	3,708,750
4,240	Mylan, Inc. Call, 01/17/15, Strike $45.00	2,491,000
215	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	1,509,300

		16,600,050

	Information Technology (0.5%)
220	Apple, Inc. Call, 01/17/15, Strike $500.00	948,750
200	Google, Inc. Call, 01/17/15, Strike $1,020.00	4,146,000

		5,094,750

	TOTAL PURCHASED OPTIONS	25,159,930

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $155,187,363)	167,737,443

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (16.3%)
	Consumer Staples (0.6%)
62,000	Bunge, Ltd. 4.875%	6,401,500

	Energy (2.9%)
25,966	Chesapeake Energy Corp.* 5.750%	29,661,322

NUMBER OF SHARES		VALUE

	Financials (4.0%)
310,000	Affiliated Managers Group, Inc.µ 5.150%	$18,774,375
523,000	MetLife, Inc. 5.000%	15,245,450
116,667	Weyerhaeuser Company^ 6.375%	6,253,351

		40,273,176

	Industrials (5.8%)
65,800	Genesee & Wyoming, Inc. 5.000%	8,057,210
	Stanley Black & Decker, Inc.^
102,760	4.750%µ	12,345,586
36,500	6.250%	3,713,875
550,000	United Technologies Corp.^µ 7.500%	35,436,500

		59,553,171

	Telecommunication Services (1.9%)
105,000	Crown Castle International Corp. 4.500%	10,299,450
181,000	Intelsat, SA 5.750%	9,507,025

		19,806,475

	Utilities (1.1%)
175,000	NextEra Energy, Inc.µ 5.599%	10,736,250

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $ 150,199,835)	166,431,894

COMMON STOCK (0.1%)
	Financials (0.1%)
17,300	American International Group, Inc.µ (Cost $ 778,500)	829,708

SHORT TERM INVESTMENT (1.5%)
15,528,924	Fidelity Prime Money Market Fund - Institutional Class (Cost $ 15,528,924)	15,528,924

TOTAL INVESTMENTS (137.7%) (Cost $1,308,682,455)		1,405,083,030

LIABILITIES, LESS OTHER ASSETS (-37.7%)		(384,837,656)

NET ASSETS (100.0%)		$1,020,245,374

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $820,593,467. $181,663,192 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2014.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for swaps. The aggregate value of such securities is $1,451,766.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAPS

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	2.430% quarterly	3 month LIBOR	04/14/14	$115,000,000	$(635,844)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR	04/19/17	68,000,000	(621,571)

					$(1,257,415)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2014.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2014. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows:

Cost basis of investments	$1,334,019,842

Gross unrealized appreciation	101,842,011
Gross unrealized depreciation	(30,778,823)

Net unrealized appreciation (depreciation)	$71,063,188

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $200.0 million and a lending agreement, as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $200.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2014, the average borrowings under the Agreements were $395.0 million. For the period ended January 31, 2014, the average interest rate was 0.61%. As of January 31, 2014, the amount of total outstanding borrowings was $395.0 million, which approximates fair value. The interest rate applicable to the borrowings on January 31, 2014 was 0.89%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the securities Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of January 31, 2014, the Fund used approximately $98.2 million of its cash collateral to offset the SSB Agreement, representing 6.9% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.22%, which can fluctuate depending on interest rates.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$589,483,771	$—	$589,483,771
Convertible Bonds	—	463,901,868	—	463,901,868
U.S. Government and Agency Securities	—	1,169,422	—	1,169,422
Synthetic Convertible Securities (Corporate Bonds)	—	142,295,170	—	142,295,170
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	282,343	—	282,343
Synthetic Convertible Securities (Purchased Options)	25,159,930	—	—	25,159,930
Convertible Preferred Stocks	100,858,447	65,573,447	—	166,431,894
Common Stock	829,708	—	—	829,708
Short Term Investment	15,528,924	—	—	15,528,924

Total	$142,377,009	$1,262,706,021	$—	$1,405,083,030

Liabilities:
Interest Rate Swaps	$—	$1,257,415	$—	$1,257,415

Total	$—	$1,257,415	$—	$1,257,415

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2014

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 24, 2014